Taxes on Income (Details) - Schedule of current taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of current taxes on income [Abstract]
Current taxes	$ 95
Deferred tax expenses (income)	1,330	726	(1,944)
Taxes in respect of prior years		4	(11)
Taxes on income	$ 1,425	$ 730	$ (1,955)